Consolidated Statement of Financial Position - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	[1],[2]	$ 67,356	$ 94,944
Accounts receivable and accrued revenues	[1]	107,848	60,196
Capitalized voyage expense		4,151	1,633
Prepaid expenses		4,846	4,338
Bunkers, lube oils and consumables		34,085	32,212
Total current assets		218,286	193,323
Non-current assets
Vessels and time charter contracts		1,589,444	1,665,810
Advances for vessel upgrades		11,652	0
Other property, plant and equipment		3,065	335
Investment in associate company		4,772	4,388
Total non-current assets		1,608,932	1,670,533
Total assets		1,827,218	1,863,856
Current liabilities
Accounts payable and accrued expenses	[1]	23,998	28,634
Derivative financial liabilities	[3]	4,320	1,250
Current portion long-term debt	[1]	100,385	93,815
Other current liabilities		605	0
Deferred shipping revenues		930	0
Total current liabilities		130,239	123,699
Non-current liabilities
Long-term debt	[1]	750,586	873,460
Derivative financial liabilities	[3]	11,279	4,486
Other non-current liabilities		2,664	542
Total non-current liabilities		764,530	878,489
Total liabilities		894,768	1,002,188
Equity
Common stock at par value		1,468	1,427
Additional paid-in capital		1,169,537	1,145,107
Treasury shares		0	(1,364)
Accumulated deficit		(240,165)	(285,383)
Translation differences		73	32
Other reserves		1,531	1,848
Total equity attributable to the Company		932,444	861,668
Non-controlling interest		5	0
Total equity		932,449	861,668
Total liabilities and equity		$ 1,827,218	$ 1,863,856

[1]	Amortized cost.
[2]	Cash and cash equivalents include $221 thousand in restricted cash in 2019 and $638 thousand in 2018, including employee withholding tax.
[3]	Fair value through profit or loss.